SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Jan. 01, 2026	Jan. 31, 2026	Apr. 06, 2026	Feb. 06, 2026	Jan. 27, 2026	Dec. 31, 2025		Aug. 06, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common Stock, Value, Issued									$ 1
Common Stock, Shares Authorized						250,000,000	[1]		50,000
Common Stock, Par or Stated Value Per Share						$ 0.0002	[1]	$ 0.0002	$ 1
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Value, Issued						$ 585
Common Stock, Shares Authorized						225,000,000		225,000,000	225,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0002		$ 0.0002	$ 0.0002
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Value, Issued						$ 166
Common Stock, Shares Authorized						25,000,000		25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0002		$ 0.0002	$ 0.0002
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Value, Issued			$ 10,000,000
Common Stock, Shares Authorized			50,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0002
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized			45,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0002
Subsequent Event [Member] | Common Class A [Member] | Prime King Investment Limited [Member]
Subsequent Event [Line Items]
Shares, Issued					25,153,750
Shares Issued, Price Per Share					$ 2.0
Subsequent Event [Member] | Common Class A [Member] | Stand Best Creation Limited [Member]
Subsequent Event [Line Items]
Shares, Issued					32,773,000
Shares Issued, Price Per Share					$ 2.0
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized			5,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0002
Subsequent Event [Member] | Common Class B [Member] | Mr. Lim Chun Yen [Member]
Subsequent Event [Line Items]
Shares, Issued				2,175,730
Shares Issued, Price Per Share				$ 0.5
Subsequent Event [Member] | Common Class B [Member] | Mr. Kueh Jing Tuang [Member]
Subsequent Event [Line Items]
Shares, Issued				1,259,744
Shares Issued, Price Per Share				$ 0.5
Committed Credit Facility Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 5,000,000	$ 5,000,000
Interest rate	8.00%	8.00%
Maturity date	Dec. 31, 2028	Dec. 31, 2028

[1]	The Company’s shareholders approved to implement a two hundred (200)-for-one (1) share consolidation of all of its authorized, issued and unissued ordinary shares, see Note 8.